Fair Values of Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2012
Carrying Amounts and Estimated Fair Values of Financial Instruments including Financial Instruments Not Qualifying as Hedge

The carrying amounts and the estimated fair values of the financial instruments, including financial instruments not qualifying as hedge, as of March 31, 2012 and 2011, are summarized as follows:

	Millions of yen				Thousands of U.S. dollars
	2012		2011		2012
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Investment securities, marketable equity securities	¥45,933	¥45,933	¥49,372	¥49,372	$560,159	$560,159
Long-term debt, including current portion	431,976	429,357	413,760	412,375	5,268,000	5,236,061
Derivatives:
Forward and options
Assets	2,255	2,255	423	423	27,500	27,500
Liabilities	8,543	8,543	2,968	2,968	104,183	104,183
Interest rate swaps, cross-currency swaps and interest rate cap agreements
Assets	1,590	1,590	10,608	10,608	19,390	19,390
Liabilities	1,177	1,177	1,008	1,008	14,353	14,353